Summary of Revised Capital Expenditures by Reporting Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Capital expenditures	$ 77,503	$ 70,826	$ 67,203
Operating Segments | Water Resources
Capital expenditures	22,446	23,733	17,107
Operating Segments | Inliner
Capital expenditures	4,309	3,218	2,938
Operating Segments | Heavy Civil
Capital expenditures	1,199	5,413	4,302
Operating Segments | Geoconstruction
Capital expenditures	13,391	8,240	3,242
Operating Segments | Mineral Exploration
Capital expenditures	25,661	20,958	30,733
Operating Segments | Energy Services
Capital expenditures	5,169	1,030	515
Operating Segments | Other
Capital expenditures		1,499	2,197
Operating Segments | Discontinued operations
Capital expenditures	1,729	4,172	3,298
Corporate Non Segment
Capital expenditures	3,599	2,563	2,871
Scenario, Previously Reported
Capital expenditures	77,503
Scenario, Previously Reported | Operating Segments | Water Resources
Capital expenditures	36,077
Scenario, Previously Reported | Operating Segments | Inliner
Capital expenditures	2,579
Scenario, Previously Reported | Operating Segments | Heavy Civil
Capital expenditures	1,088
Scenario, Previously Reported | Operating Segments | Geoconstruction
Capital expenditures	6,760
Scenario, Previously Reported | Operating Segments | Mineral Exploration
Capital expenditures	24,682
Scenario, Previously Reported | Operating Segments | Other
Capital expenditures	1,650
Scenario, Previously Reported | Operating Segments | Discontinued operations
Capital expenditures	1,672
Scenario, Previously Reported | Corporate Non Segment
Capital expenditures	2,995
Restatement Adjustment | Operating Segments | Water Resources
Capital expenditures	7,379
Restatement Adjustment | Operating Segments | Inliner
Capital expenditures	(1,730)
Restatement Adjustment | Operating Segments | Heavy Civil
Capital expenditures	(111)
Restatement Adjustment | Operating Segments | Geoconstruction
Capital expenditures	(6,631)
Restatement Adjustment | Operating Segments | Mineral Exploration
Capital expenditures	5,258
Restatement Adjustment | Operating Segments | Other
Capital expenditures	(3,561)
Restatement Adjustment | Corporate Non Segment
Capital expenditures	(604)
Restatement
Capital expenditures	77,503
Restatement | Operating Segments | Water Resources
Capital expenditures	28,698
Restatement | Operating Segments | Inliner
Capital expenditures	4,309
Restatement | Operating Segments | Heavy Civil
Capital expenditures	1,199
Restatement | Operating Segments | Geoconstruction
Capital expenditures	13,391
Restatement | Operating Segments | Mineral Exploration
Capital expenditures	19,424
Restatement | Operating Segments | Other
Capital expenditures	5,211
Restatement | Operating Segments | Discontinued operations
Capital expenditures	1,672
Restatement | Corporate Non Segment
Capital expenditures	3,599
Reclassifications | Operating Segments | Water Resources
Capital expenditures	(6,252)
Reclassifications | Operating Segments | Mineral Exploration
Capital expenditures	6,237
Reclassifications | Operating Segments | Energy Services
Capital expenditures	5,169
Reclassifications | Operating Segments | Other
Capital expenditures	(5,211)
Reclassifications | Operating Segments | Discontinued operations
Capital expenditures	57
Restated and Reclassified
Capital expenditures	77,503
Restated and Reclassified | Operating Segments | Water Resources
Capital expenditures	22,446
Restated and Reclassified | Operating Segments | Inliner
Capital expenditures	4,309
Restated and Reclassified | Operating Segments | Heavy Civil
Capital expenditures	1,199
Restated and Reclassified | Operating Segments | Geoconstruction
Capital expenditures	13,391
Restated and Reclassified | Operating Segments | Mineral Exploration
Capital expenditures	25,661
Restated and Reclassified | Operating Segments | Energy Services
Capital expenditures	5,169
Restated and Reclassified | Operating Segments | Discontinued operations
Capital expenditures	1,729
Restated and Reclassified | Corporate Non Segment
Capital expenditures	$ 3,599